Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[1,2]	Average Summary Compensation Table Total for Non-PEO NEO[1]	Average Compensation Actually Paid to Non-PEO NEOs[1,3]	Value of Initial Fixed $100 Investment Based on:		Net Income (In Thousands)	Return on Average Common Equity
					Axos Total Shareholder Return[4]	Peer Group Total Shareholder Return[4]
2023	$10,605,532	$5,859,824	$1,308,698	$1,469,939	178.62	123.55	307,165	17.22
2022	13,734,823	24,909,780	1,489,318	979,109	162.36	149.73	240,716	15.61
2021	5,184,508	11,991,308	1,185,961	2,549,105	210.10	159.42	215,707	16.51

Company Selected Measure Name	return on average common equity
Named Executive Officers, Footnote

1
NEOs included in the above table are compromised of the following individuals. In accordance with rules of the Securities and Exchange Commission, only the Firm’s CEO, CFO and three highest-paid NEOs from the Summary Compensation Table are included.

	Fiscal Year	PEO	Non-PEO NEOs
	2023	Gregory Garrabrants	Thomas Constantine, David Park, Raymond Matsumoto, Derrick K. Walsh
	2022	Gregory Garrabrants	Thomas Constantine, Raymond Matsumoto, Andrew J. Micheletti, Brian Swanson, Derrick K. Walsh
	2021	Gregory Garrabrants	Eshel Bar-Adon, Raymond Matsumoto, Andrew J. Micheletti, Brian Swanson

PEO Total Compensation Amount	$ 10,605,532	$ 13,734,823	$ 5,184,508
PEO Actually Paid Compensation Amount	$ 5,859,824	24,909,780	11,991,308
Adjustment To PEO Compensation, Footnote

2	The following summarizes the amounts deducted and added to the Summary Compensation Table Total for PEO to calculate CAP to PEO:
		Fiscal Year
		2023		2022		2021
	Amounts reported in the Summary Compensation Table as Stock Awards granted during the fiscal year which are based on grant date fair values	$(5,225,526)		$(8,792,836)		$—
	Fair value as of the end of the fiscal year of equity awards granted during the fiscal year which remain outstanding and unvested as of the end of the fiscal year	3,275,492	(a)	16,945,327	(b)	—
	Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year	858,642		—		2,917,200
	Fair value as of the vesting date for awards that were granted and vested during the fiscal year	—		4,287,266		—
	Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested during the fiscal year	429,321		(1,264,800)		3,889,600
	Fair value as of the end of the prior fiscal year of awards granted in prior years that did not meet the applicable vesting conditions during the fiscal year	(4,083,637)		—		—
	Net difference between Summary Compensation Table Total for PEO and CAP to PEO	$(4,745,708)		$11,174,957		$6,806,800
(a) Reflects an aggregated estimated RSU award totaling 83,050 RSUs, related to awards made to Mr. Garrabrants on January 1, 2023 to be issued, if at all, in September 2024 based on the Company’s performance in connection with the renewal of his employment agreement. See “Impact of One-Year Renewal on CEO Restricted Stock Unit Award Grant Date” and footnote 5 to the Summary Compensation Table for additional information regarding the fiscal year 2023 estimated award.
	(b) Includes $4,083,638, reflecting an aggregated estimated RSU award totaling 113,909 RSUs, related to awards made to Mr. Garrabrants on January 1, 2022 based on the Company’s performance in connection with the renewal of his employment agreement. See footnote 5 to the Summary Compensation Table for additional information regarding the fiscal year 2022 award.
Non-PEO NEO Average Total Compensation Amount	$ 1,308,698	1,489,318	1,185,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,469,939	979,109	2,549,105
Adjustment to Non-PEO NEO Compensation Footnote

3
The following summarizes the average amounts deducted and added to the Average Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate at Average CAP to Non-PEO Named Executive Officers:

		Fiscal Year
		2023	2022	2021
	Amounts reported in the Summary Compensation Table as Stock Awards granted during the fiscal year which are based on grant date fair values	$(461,723)	$(749,258)	$(510,473)
	Fair value as of the end of the fiscal year of equity awards granted during the fiscal year which remain outstanding and unvested as of the end of the fiscal year	488,573	559,274	801,457
	Change in fair value during the fiscal year of awards granted in prior years that remain outstanding and unvested as of the end of the fiscal year	81,648	(340,008)	897,969
	Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested during the fiscal year	52,743	19,783	174,191
	Net difference between Average Summary Compensation Table Total for Non-PEO NEOs and Average CAP to Non-PEO NEOs	$161,241	$(510,209)	$1,363,144

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 178.62	162.36	210.10
Peer Group Total Shareholder Return Amount	123.55	149.73	159.42
Net Income (Loss)	$ 307,165,000	$ 240,716,000	$ 215,707,000
Company Selected Measure Amount	0.1722	0.1561	0.1651
PEO Name	Gregory Garrabrants	Gregory Garrabrants	Gregory Garrabrants
Additional 402(v) Disclosure	Axos total shareholder return and peer group total shareholder return are impacted by the broader equity markets, which saw the Russell 2000 Index return 10.6% during the Company’s fiscal year 2023, following a -26.1% return during the Company’s fiscal year 2022 and a 60.3% return during the Company’s fiscal year 2021.The Company’s net income has increased in each of the past three fiscal years reflecting the successful leadership of the PEO and the Non-PEO NEOs; however, net income is dependent on a variety of factors, some of which are not directly linked to how compensation actually paid to the Company’s executive officers is determined for purposes of this disclosure, including the share price of the Company’s common stock during the applicable fiscal year.The Company’s return on average common equity has ranged from 15.61% to 17.22% over the past three fiscal years. Return on average common equity is dependent on a variety of factors, some of which are not directly linked to how compensation actually paid to the Company’s executive officers is determined for purposes of this disclosure, including the share price of the Company’s common stock during the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Axos Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 was invested in AX common stock and in the ABAQ Total Return Index (ticker:XABQ), respectively, on June 30, 2020.
PEO
Pay vs Performance Disclosure
Tabular List, Table

Net income	Total return to stockholders
Return on average common equity	Market capitalization
Average common equity

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Net income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on average common equity
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Average common equity
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Total return to stockholders
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Market capitalization
PEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (5,225,526)	$ (8,792,836)	$ 0
PEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,083,638
Adjustment to Compensation Amount, Equity Awards	3,275,492	16,945,327	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	858,642	0	2,917,200
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	4,287,266	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	429,321	(1,264,800)	3,889,600
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(4,083,637)	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,745,708)	11,174,957	6,806,800
Non-PEO NEO
Pay vs Performance Disclosure
Tabular List, Table

Overall and relative performance of the Named Executive Officer
Corporate performance, including return on average common equity
Peer bank Named Executive Officer compensation levels
Business unit performance

Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Overall and relative performance of the Named Executive Officer
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate performance, including return on average common equity
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Peer bank Named Executive Officer compensation levels
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Business unit performance
Non-PEO NEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (461,723)	(749,258)	(510,473)
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	488,573	559,274	801,457
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	81,648	(340,008)	897,969
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	52,743	19,783	174,191
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 161,241	$ (510,209)	$ 1,363,144